UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013
Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
March 31, 2013

			Market Value
		Shares	($000)
	Common Stocks - Long Positions (96.8%)
	Consumer Discretionary (14.4%)
†	Gannett Co. Inc.	52,600	1,150
†	Cracker Barrel Old Country Store Inc.	13,800	1,116
* †	Papa John's International Inc.	17,400	1,076
†	Brinker International Inc.	28,000	1,054
* †	O'Reilly Automotive Inc.	10,200	1,046
†	Comcast Corp. Class A	24,800	1,042
†	Macy's Inc.	24,600	1,029
* †	PulteGroup Inc.	50,850	1,029
†	Cooper Tire & Rubber Co.	38,175	979
* †	Coinstar Inc.	16,350	955
* †	Marriott Vacations Worldwide Corp.	22,200	953
†	Marriott International Inc. Class A	22,500	950
	Wyndham Worldwide Corp.	14,240	918
†	Brunswick Corp.	26,700	914
†	Expedia Inc.	15,200	912
†	Foot Locker Inc.	26,400	904
†	Buckle Inc.	19,300	900
†	Cinemark Holdings Inc.	30,550	899
†	American Eagle Outfitters Inc.	46,500	869
†	Dillard's Inc. Class A	10,970	862
*	ANN Inc.	29,500	856
	Thor Industries Inc.	22,455	826
	Chico's FAS Inc.	47,700	801
*	Jarden Corp.	18,600	797
	Gap Inc.	21,400	757
	TJX Cos. Inc.	16,100	753
†	Dana Holding Corp.	41,880	747
†	Domino's Pizza Inc.	13,950	718
	PetSmart Inc.	10,900	677
*	Goodyear Tire & Rubber Co.	37,900	478
*	Hanesbrands Inc.	10,000	456
	Valassis Communications Inc.	15,200	454
*	Grand Canyon Education Inc.	15,000	381
	Harley-Davidson Inc.	6,500	346
	Churchill Downs Inc.	4,300	301
	PVH Corp.	1,800	192
*	Lamar Advertising Co. Class A	3,800	185
*	Genesco Inc.	2,000	120
			29,402
	Consumer Staples (5.0%)
* †	Rite Aid Corp.	584,700	1,111
†	Universal Corp.	18,800	1,054

* †	Pilgrim's Pride Corp.	113,300	1,041
	Ingredion Inc.	13,850	1,002
†	Reynolds American Inc.	22,400	997
†	Philip Morris International Inc.	10,700	992
*	Dean Foods Co.	53,800	975
†	Nu Skin Enterprises Inc. Class A	20,400	902
* †	Harbinger Group Inc.	95,800	791
	Kroger Co.	12,600	418
	Clorox Co.	4,300	381
*	Green Mountain Coffee Roasters Inc.	6,200	352
	JM Smucker Co.	3,100	307
			10,323
	Energy (7.0%)
†	Marathon Petroleum Corp.	12,440	1,115
†	Tesoro Corp.	18,900	1,107
	Delek US Holdings Inc.	27,500	1,085
†	Valero Energy Corp.	22,700	1,033
†	Ship Finance International Ltd.	58,100	1,025
†	Western Refining Inc.	28,780	1,019
	HollyFrontier Corp.	18,550	954
†	Chevron Corp.	7,700	915
†	Phillips 66	13,000	910
* †	Helix Energy Solutions Group Inc.	38,913	890
*	Geospace Technologies Corp.	8,100	874
†	Helmerich & Payne Inc.	14,000	850
†	Energy XXI Bermuda Ltd.	26,500	721
*	Exterran Holdings Inc.	17,000	459
†	ConocoPhillips	6,400	385
	Alon USA Energy Inc.	17,100	326
	Bristow Group Inc.	4,000	264
	RPC Inc.	16,700	253
	Exxon Mobil Corp.	1,400	126
			14,311
	Financials (15.1%)
†	CNO Financial Group Inc.	98,300	1,126
†	Allstate Corp.	22,500	1,104
†	Everest Re Group Ltd.	8,500	1,104
* †	American Capital Ltd.	75,600	1,103
†	Allied World Assurance Co. Holdings AG	11,900	1,103
†	PrivateBancorp Inc.	57,900	1,095
†	KeyCorp	109,700	1,093
*	Portfolio Recovery Associates Inc.	8,600	1,092
†	Montpelier Re Holdings Ltd.	41,300	1,076
	HCC Insurance Holdings Inc.	25,500	1,072
†	Discover Financial Services	23,600	1,058
* †	American International Group Inc.	26,700	1,036
†	JPMorgan Chase & Co.	21,600	1,025
	PartnerRe Ltd.	11,000	1,024
	Federated Investors Inc. Class B	42,800	1,013
†	First American Financial Corp.	39,300	1,005

†	Regions Financial Corp.	121,500	995
†	Fifth Third Bancorp	60,900	993
†	White Mountains Insurance Group Ltd.	1,700	964
*	Nationstar Mortgage Holdings Inc.	25,700	948
	Primerica Inc.	28,800	944
	Platinum Underwriters Holdings Ltd.	16,900	943
	SunTrust Banks Inc.	32,200	928
†	Torchmark Corp.	15,350	918
	Goldman Sachs Group Inc.	6,000	883
†	Umpqua Holdings Corp.	63,800	846
* †	Credit Acceptance Corp.	6,684	816
	CapitalSource Inc.	80,600	775
	Huntington Bancshares Inc.	75,400	557
	Wells Fargo & Co.	14,200	525
†	Protective Life Corp.	10,950	392
	Franklin Resources Inc.	2,200	332
	State Street Corp.	5,200	307
	Ameriprise Financial Inc.	4,100	302
*	Affiliated Managers Group Inc.	1,300	200
	Cathay General Bancorp	5,800	117
			30,814
	Health Care (8.7%)
* †	PAREXEL International Corp.	29,400	1,162
	West Pharmaceutical Services Inc.	17,600	1,143
* †	Charles River Laboratories International Inc.	24,600	1,089
†	Omnicare Inc.	25,900	1,055
	ResMed Inc.	22,200	1,029
†	Eli Lilly & Co.	18,000	1,022
* †	Mylan Inc.	34,700	1,004
*	Pharmacyclics Inc.	11,550	929
†	Select Medical Holdings Corp.	95,000	855
* †	Magellan Health Services Inc.	17,700	842
†	AbbVie Inc.	20,000	816
	Chemed Corp.	9,600	768
	HCA Holdings Inc.	17,155	697
* †	Nektar Therapeutics	60,700	668
*	Bruker Corp.	34,900	667
*	Edwards Lifesciences Corp.	8,100	665
*	Alkermes plc	27,900	662
	Warner Chilcott plc Class A	40,900	554
†	Abbott Laboratories	14,100	498
*	Thoratec Corp.	8,800	330
	Becton Dickinson and Co.	3,400	325
*	CareFusion Corp.	8,600	301
* †	Auxilium Pharmaceuticals Inc.	16,800	290
*	Sirona Dental Systems Inc.	3,100	229
*	Actavis Inc.	2,300	212
			17,812
	Industrials (16.7%)
* †	Hertz Global Holdings Inc.	54,400	1,211

* †	Alaska Air Group Inc.	18,810	1,203
†	Chicago Bridge & Iron Co. NV	19,300	1,199
* †	EnerSys Inc.	25,700	1,171
* †	US Airways Group Inc.	68,400	1,161
* †	Delta Air Lines Inc.	69,600	1,149
†	Triumph Group Inc.	14,600	1,146
* †	Terex Corp.	32,300	1,112
†	Manitowoc Co. Inc.	53,900	1,108
†	Trinity Industries Inc.	24,420	1,107
*	Fortune Brands Home & Security Inc.	29,500	1,104
†	Ingersoll-Rand plc	20,000	1,100
†	Huntington Ingalls Industries Inc.	20,583	1,098
†	Union Pacific Corp.	7,700	1,097
†	Mine Safety Appliances Co.	22,050	1,094
†	AMERCO	6,300	1,093
	RR Donnelley & Sons Co.	89,900	1,083
†	Textron Inc.	35,800	1,067
†	Mueller Industries Inc.	19,400	1,034
	Steelcase Inc. Class A	69,800	1,028
†	Cintas Corp.	23,000	1,015
	Lincoln Electric Holdings Inc.	18,600	1,008
†	Lockheed Martin Corp.	10,400	1,004
†	Northrop Grumman Corp.	14,230	998
†	General Electric Co.	42,600	985
	Raytheon Co.	15,900	935
* †	USG Corp.	34,200	904
	Dun & Bradstreet Corp.	10,200	853
*	Nortek Inc.	9,800	699
	Robert Half International Inc.	15,870	596
* †	Old Dominion Freight Line Inc.	12,050	460
	ITT Corp.	13,700	389
	Manpower Inc.	6,100	346
	Avery Dennison Corp.	7,400	319
	Deluxe Corp.	7,000	290
	Allegiant Travel Co. Class A	3,100	275
	Lennox International Inc.	4,200	267
	FedEx Corp.	2,400	236
	Exelis Inc.	18,500	201
			34,145
	Information Technology (18.2%)
†	MAXIMUS Inc.	14,500	1,160
* †	CommVault Systems Inc.	13,900	1,140
†	Motorola Solutions Inc.	17,300	1,108
* †	Gartner Inc.	20,200	1,099
†	Western Digital Corp.	21,350	1,073
* †	Alliance Data Systems Corp.	6,600	1,068
†	Anixter International Inc.	15,200	1,063
*	Vantiv Inc. Class A	43,900	1,042
* †	SYNNEX Corp.	28,006	1,036
	Maxim Integrated Products Inc.	31,700	1,035

	Jack Henry & Associates Inc.	22,300	1,030
*	Freescale Semiconductor Ltd.	69,110	1,029
†	AOL Inc.	26,400	1,016
†	Total System Services Inc.	40,900	1,014
†	Heartland Payment Systems Inc.	30,700	1,012
*	Brocade Communications Systems Inc.	171,900	992
* †	Cadence Design Systems Inc.	70,300	979
* †	Ciena Corp.	60,900	975
* †	CoreLogic Inc.	36,500	944
†	Lender Processing Services Inc.	37,000	942
* †	Tech Data Corp.	20,400	930
†	NVIDIA Corp.	72,400	928
* †	CACI International Inc. Class A	16,000	926
* †	EchoStar Corp. Class A	22,900	892
* †	LSI Corp.	129,900	881
†	Booz Allen Hamilton Holding Corp.	63,900	859
	Fidelity National Information Services Inc.	20,900	828
*	Itron Inc.	17,700	821
*	Cirrus Logic Inc.	36,000	819
* †	PTC Inc.	28,900	737
	Genpact Ltd.	39,150	712
*	Unisys Corp.	30,700	698
*	Symantec Corp.	27,100	669
* †	Advanced Micro Devices Inc.	217,530	555
†	Molex Inc.	18,500	542
	Computer Sciences Corp.	10,900	537
*	Aspen Technology Inc.	15,300	494
*	Arris Group Inc.	25,900	445
*	Acxiom Corp.	17,200	351
	Accenture plc Class A	4,600	349
	Harris Corp.	7,400	343
*	RF Micro Devices Inc.	61,700	328
	Broadridge Financial Solutions Inc.	13,000	323
*	NCR Corp.	10,800	298
*	Electronics for Imaging Inc.	11,600	294
*	Zebra Technologies Corp.	6,200	292
*	Avnet Inc.	7,900	286
*	Manhattan Associates Inc.	3,100	230
			37,124
	Materials (6.3%)
†	Axiall Corp.	18,615	1,157
†	Westlake Chemical Corp.	11,380	1,064
†	Worthington Industries Inc.	34,100	1,056
†	Huntsman Corp.	56,300	1,047
†	LyondellBasell Industries NV Class A	16,400	1,038
* †	Chemtura Corp.	45,020	973
†	NewMarket Corp.	3,600	937
†	Valspar Corp.	14,800	921
†	Eastman Chemical Co.	12,775	893
†	CF Industries Holdings Inc.	4,300	819

†	PPG Industries Inc.	5,951	797
	Sherwin-Williams Co.	2,300	388
	Eagle Materials Inc.	4,700	313
*	Graphic Packaging Holding Co.	40,200	301
*	Resolute Forest Products	15,500	251
	Kaiser Aluminum Corp.	3,700	239
	Monsanto Co.	2,100	222
*	SunCoke Energy Inc.	13,500	220
	Minerals Technologies Inc.	3,400	141
			12,777
	Telecommunication Services (0.9%)
†	AT&T Inc.	26,000	954
*	MetroPCS Communications Inc.	76,390	833
			1,787
	Utilities (4.5%)
†	Pinnacle West Capital Corp.	18,800	1,088
†	NV Energy Inc.	52,600	1,054
†	American Water Works Co. Inc.	25,400	1,053
†	Ameren Corp.	30,000	1,051
†	DTE Energy Co.	15,200	1,039
†	PNM Resources Inc.	43,935	1,023
	Portland General Electric Co.	33,200	1,007
†	Public Service Enterprise Group Inc.	26,200	900
	Black Hills Corp.	18,300	806
	PG&E Corp.	5,600	249
			9,270

	Total Common Stocks - Long Positions
	(Cost $155,252)		197,765

	Common Stocks Sold Short (-97.0%)
	Consumer Discretionary (-14.6%)
*	TripAdvisor Inc.	(21,600)	(1,135)
	Wendy's Co.	(195,800)	(1,110)
	Johnson Controls Inc.	(31,400)	(1,101)
*	Hyatt Hotels Corp. Class A	(25,100)	(1,085)
*	CarMax Inc.	(25,871)	(1,079)
*	Chipotle Mexican Grill Inc. Class A	(3,300)	(1,075)
*	Visteon Corp.	(18,600)	(1,073)
	Monro Muffler Brake Inc.	(27,000)	(1,072)
	Tiffany & Co.	(15,323)	(1,066)
*	Shutterfly Inc.	(23,800)	(1,051)
	Gentex Corp.	(52,400)	(1,049)
	Las Vegas Sands Corp.	(18,200)	(1,026)
	Vail Resorts Inc.	(16,300)	(1,016)
*	Amazon.com Inc.	(3,800)	(1,013)
	John Wiley & Sons Inc. Class A	(25,500)	(994)
*	Penn National Gaming Inc.	(18,000)	(980)
*	Fossil Inc.	(10,100)	(976)

Sotheby's	(25,600)	(958)
* LKQ Corp.	(43,800)	(953)
* Under Armour Inc. Class A	(17,300)	(886)
* Jos A Bank Clothiers Inc.	(21,800)	(870)
Family Dollar Stores Inc.	(14,700)	(868)
Ralph Lauren Corp. Class A	(4,900)	(830)
Cablevision Systems Corp. Class A	(54,700)	(818)
* BJ's Restaurants Inc.	(21,500)	(716)
Guess? Inc.	(26,500)	(658)
Sirius XM Radio Inc.	(201,200)	(620)
Morningstar Inc.	(7,650)	(535)
Interpublic Group of Cos. Inc.	(39,900)	(520)
DeVry Inc.	(15,000)	(476)
* Discovery Communications Inc. Class A	(5,500)	(433)
* Tempur-Pedic International Inc.	(5,900)	(293)
* Ascena Retail Group Inc.	(15,700)	(291)
Sonic Automotive Inc. Class A	(11,900)	(264)
Harman International Industries Inc.	(5,800)	(259)
Wolverine World Wide Inc.	(5,100)	(226)
* Crocs Inc.	(14,900)	(221)
Coach Inc.	(4,400)	(220)
		(29,816)
Consumer Staples (-5.4%)
Flowers Foods Inc.	(35,070)	(1,155)
Kellogg Co.	(17,500)	(1,128)
Sysco Corp.	(30,750)	(1,081)
Mead Johnson Nutrition Co.	(13,700)	(1,061)
Avon Products Inc.	(50,900)	(1,055)
Archer-Daniels-Midland Co.	(31,100)	(1,049)
Coca-Cola Co.	(25,500)	(1,031)
* Monster Beverage Corp.	(19,600)	(936)
Walgreen Co.	(12,700)	(606)
Estee Lauder Cos. Inc. Class A	(8,300)	(531)
* Elizabeth Arden Inc.	(11,700)	(471)
Beam Inc.	(4,400)	(280)
Molson Coors Brewing Co. Class B	(5,500)	(269)
Bunge Ltd.	(3,000)	(221)
B&G Foods Inc.	(7,200)	(220)
		(11,094)
Energy (-7.4%)
* FMC Technologies Inc.	(21,200)	(1,153)
* Concho Resources Inc.	(11,100)	(1,081)
EQT Corp.	(15,800)	(1,070)
* Halcon Resources Corp.	(136,500)	(1,063)
* Gulfport Energy Corp.	(22,800)	(1,045)
Range Resources Corp.	(12,850)	(1,041)
SM Energy Co.	(16,700)	(989)
Kinder Morgan Inc.	(25,200)	(975)
* Laredo Petroleum Holdings Inc.	(51,000)	(933)
* Bill Barrett Corp.	(45,400)	(920)

CONSOL Energy Inc.	(26,800)	(902)
* Rowan Cos. plc Class A	(24,250)	(857)
Peabody Energy Corp.	(34,000)	(719)
* Kosmos Energy Ltd.	(61,200)	(692)
QEP Resources Inc.	(19,400)	(618)
* Approach Resources Inc.	(20,000)	(492)
* PDC Energy Inc.	(6,200)	(307)
Spectra Energy Corp.	(7,700)	(237)
		(15,094)
Financials (-15.7%)
Hanover Insurance Group Inc.	(23,600)	(1,172)
Bank of the Ozarks Inc.	(26,000)	(1,153)
Endurance Specialty Holdings Ltd.	(24,100)	(1,152)
TCF Financial Corp.	(76,650)	(1,147)
Charles Schwab Corp.	(63,300)	(1,120)
* Alleghany Corp.	(2,800)	(1,109)
Arthur J Gallagher & Co.	(26,700)	(1,103)
* Genworth Financial Inc. Class A	(108,700)	(1,087)
Leucadia National Corp.	(39,400)	(1,081)
Hartford Financial Services Group Inc.	(41,700)	(1,076)
CME Group Inc.	(17,500)	(1,074)
Progressive Corp.	(42,200)	(1,066)
* E*TRADE Financial Corp.	(97,570)	(1,045)
First Niagara Financial Group Inc.	(116,800)	(1,035)
Erie Indemnity Co. Class A	(13,700)	(1,035)
Lazard Ltd. Class A	(29,600)	(1,010)
LPL Financial Holdings Inc.	(30,900)	(996)
Community Bank System Inc.	(33,500)	(993)
* CIT Group Inc.	(22,700)	(987)
Iberiabank Corp.	(19,500)	(975)
Loews Corp.	(21,700)	(956)
Raymond James Financial Inc.	(20,100)	(927)
Mercury General Corp.	(23,900)	(907)
Hancock Holding Co.	(29,200)	(903)
* Berkshire Hathaway Inc. Class B	(8,500)	(886)
TD Ameritrade Holding Corp.	(42,600)	(878)
Cullen/Frost Bankers Inc.	(13,800)	(863)
PNC Financial Services Group Inc.	(11,100)	(738)
RLI Corp.	(8,700)	(625)
Old Republic International Corp.	(39,500)	(502)
MetLife Inc.	(9,700)	(369)
McGraw-Hill Cos. Inc.	(5,600)	(292)
Selective Insurance Group Inc.	(10,200)	(245)
Kemper Corp.	(7,500)	(245)
Legg Mason Inc.	(7,600)	(244)
City National Corp.	(3,900)	(230)
CNA Financial Corp.	(7,000)	(229)
New York Community Bancorp Inc.	(15,500)	(222)
* TFS Financial Corp.	(19,200)	(208)
Reinsurance Group of America Inc. Class A	(2,000)	(119)

		(32,004)
Health Care (-9.0%)
* WellCare Health Plans Inc.	(19,400)	(1,124)
* BioMarin Pharmaceutical Inc.	(17,600)	(1,096)
Johnson & Johnson	(13,200)	(1,076)
* QIAGEN NV	(50,600)	(1,067)
* MEDNAX Inc.	(11,900)	(1,067)
DENTSPLY International Inc.	(24,600)	(1,044)
* Alexion Pharmaceuticals Inc.	(11,250)	(1,037)
* Waters Corp.	(11,000)	(1,033)
* Forest Laboratories Inc.	(26,800)	(1,019)
* Jazz Pharmaceuticals plc	(17,800)	(995)
* Catamaran Corp.	(18,600)	(986)
* HMS Holdings Corp.	(36,000)	(977)
* Volcano Corp.	(42,400)	(944)
C.R. Bard Inc.	(9,000)	(907)
* Cepheid Inc.	(22,700)	(871)
* Ariad Pharmaceuticals Inc.	(43,900)	(794)
* Hologic Inc.	(24,400)	(551)
* Express Scripts Holding Co.	(8,600)	(496)
Quality Systems Inc.	(17,500)	(320)
* DexCom Inc.	(16,000)	(268)
* Medivation Inc.	(4,900)	(229)
* Laboratory Corp. of America Holdings	(2,400)	(216)
* Intuitive Surgical Inc.	(400)	(196)
		(18,313)
Industrials (-16.1%)
Watsco Inc.	(13,035)	(1,097)
* Stericycle Inc.	(10,300)	(1,094)
* Kirby Corp.	(14,200)	(1,091)
SPX Corp.	(13,600)	(1,074)
* Clean Harbors Inc.	(18,300)	(1,063)
Graco Inc.	(18,300)	(1,062)
MSC Industrial Direct Co. Inc. Class A	(12,300)	(1,055)
Waste Management Inc.	(26,500)	(1,039)
Babcock & Wilcox Co.	(36,100)	(1,026)
Knight Transportation Inc.	(63,140)	(1,017)
* Genesee & Wyoming Inc. Class A	(10,900)	(1,015)
UTi Worldwide Inc.	(69,700)	(1,009)
Towers Watson & Co. Class A	(14,500)	(1,005)
* Acacia Research Corp.	(33,100)	(999)
Precision Castparts Corp.	(5,200)	(986)
Woodward Inc.	(24,350)	(968)
* II-VI Inc.	(56,700)	(966)
* IHS Inc. Class A	(9,200)	(963)
Cummins Inc.	(8,100)	(938)
CH Robinson Worldwide Inc.	(15,700)	(934)
Joy Global Inc.	(15,100)	(899)
* Owens Corning	(22,700)	(895)
Simpson Manufacturing Co. Inc.	(28,900)	(885)

Expeditors International of Washington Inc.	(24,500)	(875)
Fluor Corp.	(12,450)	(826)
URS Corp.	(15,700)	(744)
Deere & Co.	(8,600)	(739)
* Atlas Air Worldwide Holdings Inc.	(17,700)	(721)
* GrafTech International Ltd.	(90,900)	(698)
KBR Inc.	(19,800)	(635)
Waste Connections Inc.	(17,150)	(617)
Cubic Corp.	(14,400)	(615)
WW Grainger Inc.	(2,100)	(472)
Pentair Ltd.	(8,800)	(464)
* Colfax Corp.	(8,000)	(372)
Raven Industries Inc.	(10,800)	(363)
Fastenal Co.	(5,700)	(293)
* WESCO International Inc.	(4,000)	(290)
* On Assignment Inc.	(9,300)	(235)
ESCO Technologies Inc.	(5,600)	(229)
Kennametal Inc.	(5,800)	(226)
* Advisory Board Co.	(4,100)	(215)
* FTI Consulting Inc.	(4,500)	(169)
KAR Auction Services Inc.	(7,900)	(158)
		(33,036)
Information Technology (-18.0%)
* FleetCor Technologies Inc.	(15,150)	(1,162)
Blackbaud Inc.	(38,100)	(1,129)
* CoStar Group Inc.	(10,300)	(1,127)
* SanDisk Corp.	(20,400)	(1,122)
* Compuware Corp.	(87,500)	(1,094)
AVX Corp.	(90,100)	(1,072)
FLIR Systems Inc.	(40,900)	(1,064)
* Fortinet Inc.	(44,900)	(1,063)
Cognex Corp.	(25,200)	(1,062)
Solera Holdings Inc.	(17,800)	(1,038)
* Google Inc. Class A	(1,300)	(1,032)
* QLIK Technologies Inc.	(39,900)	(1,031)
* VeriFone Systems Inc.	(49,600)	(1,026)
QUALCOMM Inc.	(15,300)	(1,024)
* Lam Research Corp.	(24,600)	(1,020)
* Salesforce.com Inc.	(5,670)	(1,014)
* Rovi Corp.	(47,350)	(1,014)
Paychex Inc.	(28,600)	(1,003)
* Informatica Corp.	(29,000)	(1,000)
* ViaSat Inc.	(20,500)	(993)
* Citrix Systems Inc.	(13,400)	(967)
Corning Inc.	(72,500)	(966)
* Hittite Microwave Corp.	(15,400)	(933)
* Bankrate Inc.	(77,560)	(926)
* International Rectifier Corp.	(43,000)	(909)
* Concur Technologies Inc.	(13,200)	(906)
* Dealertrack Technologies Inc.	(30,600)	(899)

* Semtech Corp.	(25,300)	(895)
* Polycom Inc.	(76,300)	(845)
* Diodes Inc.	(40,200)	(843)
Power Integrations Inc.	(18,900)	(820)
* SS&C Technologies Holdings Inc.	(26,400)	(791)
* Juniper Networks Inc.	(40,869)	(758)
* Nuance Communications Inc.	(36,600)	(739)
* Finisar Corp.	(54,700)	(721)
* F5 Networks Inc.	(8,000)	(713)
Altera Corp.	(12,700)	(450)
Apple Inc.	(700)	(310)
* Sourcefire Inc.	(4,700)	(278)
* Riverbed Technology Inc.	(18,100)	(270)
* ExactTarget Inc.	(11,500)	(268)
* Red Hat Inc.	(3,800)	(192)
Microchip Technology Inc.	(4,300)	(158)
MKS Instruments Inc.	(4,400)	(120)
		(36,767)
Materials (-5.9%)
Sealed Air Corp.	(48,600)	(1,172)
Ecolab Inc.	(13,400)	(1,074)
Aptargroup Inc.	(18,700)	(1,072)
Nucor Corp.	(22,400)	(1,034)
Allegheny Technologies Inc.	(30,800)	(977)
Compass Minerals International Inc.	(12,100)	(955)
Royal Gold Inc.	(13,200)	(938)
* Stillwater Mining Co.	(72,300)	(935)
Globe Specialty Metals Inc.	(63,500)	(884)
Newmont Mining Corp.	(18,900)	(792)
Walter Energy Inc.	(21,000)	(599)
* Allied Nevada Gold Corp.	(36,100)	(594)
Hecla Mining Co.	(146,000)	(577)
Rockwood Holdings Inc.	(6,700)	(438)
		(12,041)
Telecommunication Services (-0.9%)
* SBA Communications Corp. Class A	(13,510)	(973)
* Level 3 Communications Inc.	(26,500)	(538)
* Crown Castle International Corp.	(3,600)	(251)
		(1,762)
Utilities (-4.0%)
ITC Holdings Corp.	(12,300)	(1,098)
Dominion Resources Inc.	(18,500)	(1,076)
Exelon Corp.	(30,300)	(1,045)
New Jersey Resources Corp.	(23,200)	(1,041)
MDU Resources Group Inc.	(41,500)	(1,037)
Duke Energy Corp.	(14,100)	(1,024)
South Jersey Industries Inc.	(18,400)	(1,023)
Northeast Utilities	(21,500)	(934)
		(8,278)

		Total Common Stocks Sold Short
		(Proceeds $179,406)		(198,205)

		Temporary Cash Investment (3.2%)

1		Vanguard Market Liquidity Fund, 0.147%
		(Cost $6,587)	6,586,601	6,587

	†	Other Assets and Liabilities -Net (97.0%)		198,239
		Net Assets (100%)		204,386

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of long security positions for tax purposes was $161,839,000. Net unrealized appreciation of long security positions for tax purposes was $42,513,000, consisting of unrealized gains of $44,111,000 on securities that had risen in value since their purchase and $1,598,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $18,799,000 consisting of unrealized gains of $7,002,000 on securities that had fallen in value since their sale and $25,801,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 17, 2013
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.